Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities:
Net (loss) income	$ (418,024)	$ (116,194)	$ 9,222
Adjustments to reconcile net (loss) income to cash (used in) provided by operations:
Depreciation	7,864	7,319	8,783
Amortization	58,457	72,792	73,455
Share-based compensation	222,478	71,151	22,294
Deferred income taxes	(59,276)	(34,214)	(73,196)
Other	6,129	(1,140)	400
Net change in operating assets and liabilities:
Accounts receivable	(44,021)	17,979	(14,727)
Deferred commissions	(20,107)	(19,968)	(14,062)
Prepaid expenses and other assets	(39,737)	(12,401)	1,996
Accounts payable and accrued expenses	52,415	34,787	26,797
Deferred revenue	91,367	127,030	77,876
Net cash (used in) provided by operating activities	(142,455)	147,141	118,838
Cash flows from investing activities:
Purchase of property and equipment	(19,721)	(7,377)	(11,606)
Capitalized software additions	(892)	(1,873)	(3,623)
Acquisitions, net of cash acquired	0	0	(11,302)
Net cash used in investing activities	(20,613)	(9,250)	(26,531)
Cash flows from financing activities:
Proceeds from initial public offering, net of underwriters' discounts and commissions	590,297	0	0
Offering costs	(5,000)	0	0
Proceeds from term loans	0	1,120,000	0
Debt issuance costs	(866)	(16,288)	0
Repayments of Secured Debt	515,189	83,871	0
Payments to related parties	0	(1,177,021)	(74,616)
Contribution for tax associated with reorganization	265,000	0	0
Equity repurchases	(156)	(649)	(885)
Installments related to acquisitions	(4,694)	(3,653)	0
Net cash provided by (used in) financing activities	329,392	(161,482)	(75,501)
Effect of exchange rates on cash and cash equivalents	(4,468)	(2,676)	2,827
Net increase (decrease) in cash and cash equivalents	161,856	(26,267)	19,633
Cash and cash equivalents, beginning of year	51,314	77,581	57,948
Cash and cash equivalents, end of year	213,170	51,314	77,581
Supplemental cash flow data:
Cash paid for interest	39,568	40,969	38
Cash paid for tax, net	266,708	5,928	12,906
Noncash investing and financing activities:
Installments due related to acquisition	0	0	8,488
Reclassification of related party payable upon reorganization	(600,622)	0	0
Transactions with related parties	0	14,263	35,168
Modification of MIU Plan awards	$ 278,248	0	0
Debt Service And Shared Costs | Affiliated Entity
Cash flows from financing activities:
Payments to related parties		(1,177,000)	(74,600)
Other Related Party Settlements | Affiliated Entity
Noncash investing and financing activities:
Related Party Transaction, Amounts of Transaction		$ 14,300	$ 35,200